UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2007 (Unaudited)

DWS Small Cap Core Fund

	Shares	Value ($)

Common Stocks 97.2%
Consumer Discretionary 14.4%
Auto Components 1.0%
Cooper Tire & Rubber Co.	33,900	936,318
Sauer-Danfoss, Inc.	10,300	306,528
Standard Motor Products, Inc.	17,500	263,025

		1,505,871
Distributors 0.3%
Core-Mark Holding Co., Inc.*	5,200	187,096
Source Interlink Companies, Inc.*	58,300	290,334

		477,430

Diversified Consumer Services 1.0%
Coinmach Service Corp. "A"	31,000	410,130
Coinstar, Inc.*	3,600	113,328
DeVry, Inc.	29,000	986,580

		1,510,038
Hotels Restaurants & Leisure 2.1%
Bob Evans Farms, Inc.	10,800	397,980
California Pizza Kitchen, Inc.*	12,200	262,056
CBRL Group, Inc.	22,900	972,792
Landry's Restaurants, Inc.	29,700	898,722
O'Charley's, Inc.	5,200	104,832
Triarc Companies, Inc. "B"	41,900	657,830

		3,294,212
Household Durables 1.2%
Blyth, Inc.	9,900	263,142
Hooker Furniture Corp.	33,800	758,472
Standard Pacific Corp.	45,500	797,615

		1,819,229
Internet & Catalog Retail 0.2%
GSI Commerce, Inc.*	10,100	229,371
Leisure Equipment & Products 0.6%
Oakley, Inc.	34,100	968,440
Media 0.8%
Media General, Inc. "A"	6,300	209,601
Mediacom Communications Corp. "A"*	6,500	62,985
Sinclair Broadcast Group, Inc. "A"	15,800	224,676
Westwood One, Inc.	103,800	746,322

		1,243,584
Multiline Retail 0.3%
Big Lots, Inc.*	13,800	405,996
Specialty Retail 5.4%
Aeropostale, Inc.*	22,100	921,128
Borders Group, Inc.	50,200	956,812
Brown Shoe Co., Inc.	31,325	761,824
DSW, Inc. "A"* (a)	24,900	867,018
Gymboree Corp.*	21,800	859,138
Hot Topic, Inc.*	58,300	633,721
Jos. A. Bank Clothiers, Inc.*	16,000	663,520
New York & Co., Inc.*	54,200	594,032
Payless ShoeSource, Inc.*	17,100	539,505
Select Comfort Corp.* (a)	28,000	454,160
The Finish Line, Inc. "A"	80,400	732,444
West Marine, Inc.*	30,200	415,552

		8,398,854
Textiles, Apparel & Luxury Goods 1.5%
Kellwood Co.	9,000	253,080
Perry Ellis International, Inc.*	19,800	636,966
Phillips-Van Heusen Corp.	5,200	314,964
Steven Madden Ltd.	11,800	386,568
True Religion Apparel, Inc.*	20,400	414,732
Wolverine World Wide, Inc.	13,500	374,085

		2,380,395

Consumer Staples 2.3%
Beverages 0.1%
Coca-Cola Bottling Co.	2,700	135,810
Food & Staples Retailing 0.6%
Longs Drug Stores Corp.	1,400	73,528
Spartan Stores, Inc.	24,300	799,713

		873,241
Food Products 0.3%
Imperial Sugar Co. (a)	15,800	486,482
Tobacco 1.3%
Alliance One International, Inc.*	82,000	824,100
Universal Corp.	20,200	1,230,584

		2,054,684
Energy 6.9%
Energy Equipment & Services 2.1%
Bronco Drilling Co., Inc.* (a)	8,800	144,408
Grey Wolf, Inc.*	130,800	1,077,792
GulfMark Offshore, Inc.*	8,900	455,858
Parker Drilling Co.*	65,900	694,586
Pioneer Drilling Co.*	46,600	694,806
Trico Marine Services, Inc.*	5,200	212,576

		3,280,026
Oil, Gas & Consumable Fuels 4.8%
Alpha Natural Resources, Inc.*	48,100	999,999
Arena Resources, Inc.*	11,300	656,643
Bois d'Arc Energy, Inc.*	32,500	553,475
Callon Petroleum Co.*	34,800	493,116
Clayton Williams Energy, Inc.*	18,300	484,401
Comstock Resources, Inc.*	32,400	971,028
NGP Capital Resources Co.	2,741	45,829
Penn Virginia Corp.	13,500	542,700
PetroQuest Energy, Inc.*	41,500	603,410
Rosetta Resources, Inc.*	16,700	359,718
Swift Energy Co.*	20,900	893,684
USEC, Inc.*	39,200	861,616

		7,465,619
Financials 17.8%
Capital Markets 1.8%
Apollo Investment Corp.	58,784	1,265,032
Cohen & Steers, Inc.	7,100	308,495
MCG Capital Corp.	29,800	477,396
Waddell & Reed Financial, Inc. "A"	26,800	697,068

		2,747,991
Commercial Banks 3.2%
Alabama National BanCorp.	1,600	98,944
BancFirst Corp.	900	38,538
Center Financial Corp.	23,200	392,544
Citizens Republic Bancorp., Inc.	2,400	43,920
City Holding Co.	4,200	160,986
First Financial Bankshares, Inc.	1,166	45,252
First Midwest Bancorp., Inc.	5,400	191,754
Hanmi Financial Corp.	13,800	235,428
Pacific Capital Bancorp.	43,500	1,173,630
Sterling Bancshares, Inc.	52,800	597,168

Sterling Financial Corp.	36,500	1,056,310
Susquehanna Bancshares, Inc.	17,200	384,764
Taylor Capital Group, Inc.	16,400	451,492
Trustmark Corp.	4,700	121,542
United Community Banks, Inc.	2,100	54,369

		5,046,641
Consumer Finance 0.7%
Cash America International, Inc.	22,300	884,195
EZCORP, Inc. "A"*	15,900	210,516

		1,094,711
Diversified Financial Services 0.5%
Asset Acceptance Capital Corp.*	5,900	104,430
ASTA Funding, Inc. (a)	18,100	695,583

		800,013
Insurance 1.8%
Meadowbrook Insurance Group, Inc.*	6,500	71,240
Navigators Group, Inc.*	1,500	80,850
NYMAGIC, Inc.	13,000	522,600
Phoenix Companies, Inc.	5,300	79,553
Safety Insurance Group, Inc.	23,900	989,460
Seabright Insurance Holdings*	50,300	879,244
Stewart Information Services Corp.	4,600	183,218

		2,806,165
Real Estate Investment Trusts 6.5%
Alexandria Real Estate Equities, Inc. (REIT)	6,000	580,920
American Home Mortgage Investment Corp. (REIT) (a)	8,600	158,068
Anthracite Capital, Inc. (REIT)	12,700	148,590
BioMed Realty Trust, Inc. (REIT)	14,200	356,704
Corporate Office Properties Trust (REIT)	5,200	213,252
Cousins Properties, Inc. (REIT)	12,400	359,724
EastGroup Properties, Inc. (REIT)	5,400	236,628
Entertainment Properties Trust (REIT)	1,200	64,536
Equity Lifestyle Properties, Inc. (REIT)	6,100	318,359
Equity One, Inc. (REIT)	17,300	442,015
First Industrial Realty Trust, Inc. (REIT)	11,700	453,492
Glimcher Realty Trust (REIT)	13,100	327,500
Healthcare Realty Trust, Inc. (REIT)	10,700	297,246
Home Properties, Inc. (REIT)	8,700	451,791
LaSalle Hotel Properties (REIT)	11,000	477,620
Lexington Realty Trust (REIT)	4,700	97,760
National Retail Properties, Inc. (REIT)	9,200	201,112
Nationwide Health Properties, Inc. (REIT)	15,600	424,320
Newcastle Investment Corp. (REIT)	17,300	433,711
Pennsylvania Real Estate Investment Trust (REIT)	10,100	447,733
Potlatch Corp. (REIT)	13,000	559,650
PS Business Parks, Inc. (REIT)	600	38,022
RAIT Financial Trust (REIT)	15,600	405,912
Realty Income Corp. (REIT)	16,400	413,116
Redwood Trust, Inc. (REIT)	6,400	309,632
Sovran Self Storage, Inc. (REIT)	8,000	385,280
Strategic Hotels & Resorts, Inc. (REIT)	2,700	60,723
Sun Communities, Inc. (REIT)	9,300	276,861
Sunstone Hotel Investors, Inc. (REIT)	8,600	244,154
Tanger Factory Outlet Centers, Inc. (REIT)	10,700	400,715

Washington Real Estate Investment Trust (REIT) (a)	12,300	418,200

		10,003,346
Thrifts & Mortgage Finance 3.3%
BankUnited Financial Corp. "A"	51,700	1,037,619
Clayton Holdings, Inc.*	16,700	190,213
Corus Bankshares, Inc. (a)	59,800	1,032,148
First Niagara Financial Group, Inc.	3,400	44,540
FirstFed Financial Corp.*	8,100	459,513
Franklin Bank Corp.*	14,200	211,580
Ocwen Financial Corp.* (a)	65,900	878,447
PFF Bancorp., Inc.	28,750	802,988
WSFS Financial Corp.	6,800	444,924

		5,101,972
Health Care 13.3%
Biotechnology 1.7%
Alkermes, Inc.*	48,700	711,020
Cubist Pharmaceuticals, Inc.*	34,500	679,995
LifeCell Corp.*	21,600	659,664
OSI Pharmaceuticals, Inc.*	18,200	659,022

		2,709,701
Health Care Equipment & Supplies 2.7%
CONMED Corp.*	6,600	193,248
Foxhollow Technologies, Inc.*	13,100	278,244
Hologic, Inc.*	17,000	940,270
Integra LifeSciences Holdings* (a)	22,300	1,102,066
Quidel Corp.*	35,300	619,868
West Pharmaceutical Services, Inc.	23,600	1,112,740

		4,246,436
Health Care Providers & Services 5.6%
Alliance Imaging, Inc.*	68,400	642,276
Amedisys, Inc.*	21,300	773,829
Apria Healthcare Group, Inc.*	35,100	1,009,827
Centene Corp.*	34,000	728,280
CorVel Corp.*	24,100	629,974
Gentiva Health Services, Inc.*	16,400	328,984
Healthspring, Inc.*	49,000	933,940
inVentiv Health, Inc.*	11,000	402,710
Kindred Healthcare, Inc.*	15,100	463,872
Landauer, Inc.	1,400	68,950
Magellan Health Services, Inc.*	26,100	1,212,867
MedCath Corp.*	23,600	750,480
Psychiatric Solutions, Inc.*	18,600	674,436

		8,620,425
Health Care Technology 0.3%
Omnicell, Inc.*	5,000	103,900
TriZetto Group, Inc.*	20,900	404,624

		508,524
Life Sciences Tools & Services 0.7%
Albany Molecular Research, Inc.*	6,800	100,980
Cambrex Corp.	7,100	94,217
Kendle International, Inc.*	16,100	591,997
Pharmanet Development Group, Inc.*	4,500	143,460

PRA International*	3,500	88,550

		1,019,204
Pharmaceuticals 2.3%
Caraco Pharmaceutical Laboratories Ltd.*	13,300	201,894
Noven Pharmaceuticals, Inc.*	27,100	635,495
Salix Pharmaceuticals Ltd.*	48,500	596,550
Sciele Pharma, Inc.*	28,500	671,460
Valeant Pharmaceuticals International	54,200	904,598
ViroPharma, Inc.*	34,300	473,340

		3,483,337
Industrials 16.7%
Air Freight & Logistics 0.4%
Atlas Air Worldwide Holdings, Inc.*	11,700	689,598
Airlines 0.8%
Alaska Air Group, Inc.*	24,800	690,928
Republic Airways Holdings, Inc.*	3,800	77,330
SkyWest, Inc.	21,300	507,579

		1,275,837
Building Products 1.0%
American Woodmark Corp. (a)	21,100	730,060
Builders FirstSource, Inc.*	46,100	740,366

		1,470,426
Commercial Services & Supplies 5.1%
ABM Industries, Inc.	2,000	51,620
Administaff, Inc.	11,600	388,484
Bowne & Co., Inc.	6,000	117,060
Casella Waste Systems, Inc. "A"*	17,300	186,494
COMSYS IT Partners, Inc.*	6,800	155,108
Deluxe Corp.	23,800	966,518
Diamond Management & Technology Consultants, Inc.	50,100	661,320
Heidrick & Struggles International, Inc.*	18,400	942,816
Hudson Highland Group, Inc.*	21,700	464,163
Huron Consulting Group, Inc.*	13,500	985,635
Kforce, Inc.*	12,600	201,348
Layne Christensen Co.*	23,900	978,705
McGrath Rentcorp.	26,800	902,892
Schawk, Inc.	8,300	166,166
Watson Wyatt Worldwide, Inc. "A"	14,300	721,864

		7,890,193
Construction & Engineering 1.3%
EMCOR Group, Inc.*	15,200	1,108,080
Perini Corp.*	13,400	824,502

		1,932,582
Electrical Equipment 1.7%
Acuity Brands, Inc.	17,000	1,024,760
Belden, Inc.	17,100	946,485
II-VI, Inc.*	21,900	595,023
Lamson & Sessions Co.*	3,900	103,623

		2,669,891
Industrial Conglomerates 0.8%
Tredegar Corp.	30,700	653,910
Walter Industries, Inc.	18,900	547,344

		1,201,254

Machinery 3.6%
Accuride Corp.*	65,800	1,013,978
Cascade Corp.	6,300	494,172
Columbus McKinnon Corp.*	21,500	692,300
Freightcar America, Inc.	19,900	952,016
Nordson Corp.	8,300	416,328
Sun Hydraulics Corp.	12,200	600,850
Wabtec Corp.	28,500	1,041,105
Xerium Technologies, Inc.	35,800	272,796

		5,483,545
Marine 0.6%
TBS International Ltd. "A"*	33,600	954,240
Road & Rail 1.3%
Dollar Thrifty Automotive Group, Inc.*	24,200	988,328
Marten Transport Ltd.*	23,000	414,230
U.S. Xpress Enterprises, Inc. "A"*	14,100	261,978
USA Truck, Inc.*	23,800	395,080

		2,059,616
Trading Companies & Distributors 0.1%
Electro Rent Corp.*	12,800	186,112
Information Technology 14.9%
Communications Equipment 2.8%
Andrew Corp.*	44,100	636,804
C-COR, Inc.*	44,900	631,294
Comtech Telecommunications Corp.*	15,500	719,510
Dycom Industries, Inc.*	32,500	974,350
MasTec, Inc.*	48,100	760,942
Tekelec*	43,800	631,596

		4,354,496
Computers & Peripherals 1.3%
Intevac, Inc.*	20,000	425,200
Komag, Inc.* (a)	22,500	717,525
Novatel Wireless, Inc.*	26,000	676,520
Stratasys, Inc.*	5,700	267,786

		2,087,031
Electronic Equipment & Instruments 1.0%
Agilysys, Inc.	28,500	641,250
Littelfuse, Inc.*	16,900	570,713
Rofin-Sinar Technologies, Inc.*	4,400	303,600

		1,515,563
Internet Software & Services 2.3%
InfoSpace, Inc.	16,700	387,607
Internap Network Services Corp.*	37,600	542,192
j2 Global Communications, Inc.* (a)	18,200	635,180
RealNetworks, Inc.*	45,700	373,369
Sohu.com, Inc.* (a)	16,100	515,039
United Online, Inc.	11,100	183,039
ValueClick, Inc.*	20,400	600,984
Websense, Inc.*	17,100	363,375

		3,600,785
IT Services 0.5%
Gartner, Inc.*	5,200	127,868
Infocrossing, Inc.* (a)	9,900	182,853

ManTech International Corp. "A"*	14,100	434,703

		745,424
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.*	29,200	661,672
AMIS Holdings, Inc.*	54,500	682,340
Asyst Technologies, Inc.*	81,800	591,414
DSP Group, Inc.*	4,300	88,021
FormFactor, Inc.*	18,700	716,210
Micrel, Inc.	44,200	562,224
Photronics, Inc.*	45,100	671,088
RF Micro Devices, Inc.*	110,800	691,392
SiRF Technology Holdings, Inc.* (a)	22,500	466,650
Tessera Technologies, Inc.*	21,200	859,660

		5,990,671
Software 3.1%
Ansoft Corp.*	19,200	566,208
Aspen Technology, Inc.*	58,100	813,400
Blackboard, Inc.*	8,900	374,868
FalconStor Software, Inc.*	20,600	217,330
Smith Micro Software, Inc.* (a)	36,900	555,714
SPSS, Inc.*	20,100	887,214
Taleo Corp. "A"*	19,700	443,841
Ultimate Software Group, Inc.*	30,800	891,044

		4,749,619
Materials 6.0%
Chemicals 3.0%
CF Industries Holdings, Inc.	19,000	1,137,910
Ferro Corp.	16,900	421,317
Georgia Gulf Corp. (a)	47,100	852,981
H.B. Fuller Co.	8,500	254,065
Spartech Corp.	32,000	849,600
Terra Industries, Inc.*	42,600	1,082,892

		4,598,765
Containers & Packaging 0.6%
Greif, Inc. "A"	15,200	906,072
Metals & Mining 1.9%
Century Aluminum Co.*	13,600	742,968
Cleveland-Cliffs, Inc.	5,800	450,486
Metal Management, Inc.	16,100	709,527
NN, Inc.	14,600	172,280
Quanex Corp.	18,800	915,560

		2,990,821
Paper & Forest Products 0.5%
Buckeye Technologies, Inc.*	46,500	719,355
Telecommunication Services 3.1%
Diversified Telecommunication Services 1.9%
Alaska Communications Systems Group, Inc. (a)	62,400	988,416
Cincinnati Bell, Inc.*	190,500	1,101,090
Golden Telecom, Inc.	11,500	632,615
NTELOS Holdings Corp.*	4,400	121,616
Premiere Global Services, Inc.*	5,300	69,006

		2,912,743

Wireless Telecommunication Services 1.2%
Centennial Communications Corp.*	74,300	705,107
USA Mobility, Inc.	41,600	1,113,216

		1,818,323
Utilities 1.8%
Electric Utilities 0.4%
IDACORP, Inc.	15,700	503,028
Portland General Electric Co.	5,800	159,152

		662,180
Gas Utilities 0.9%
South Jersey Industries, Inc.	5,200	183,976
Southwest Gas Corp.	33,100	1,119,111
The Laclede Group, Inc.	3,000	95,640

		1,398,727
Multi-Utilities 0.5%
PNM Resources, Inc.	27,500	764,225

Total Common Stocks (Cost $141,639,624)		150,345,842
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
US Treasury Obligations
US Treasury Bill, 4.845%**, 7/19/2007 (b) (Cost $296,281)	297,000	296,281
	Shares	Value ($)

Securities Lending Collateral 6.8%
Daily Assets Fund Institutional, 5.36% (c) (d) (Cost $10,510,050)	10,510,050	10,510,050
Cash Equivalents 2.6%
Cash Management QP Trust, 5.34% (c) (Cost $3,989,593)	3,989,593	3,989,593
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $156,435,548)	106.8	165,141,766
Other Assets and Liabilities, Net	(6.8)	(10,576,914)

Net Assets	100.0	154,564,852

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Annualized yield at time of purchase; not a coupon rate.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2007 amounted to $10,254,312 which is 6.6% of net assets.
(b)		At June 30, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
REIT: Real Estate Investment Trust
At June 30, 2007, open future contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell 2000 Futures	9/21/2007	9	3,767,241	3,789,450	22,209

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 8, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 8, 2007